Income taxes and mining tax credits - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (2,021,798)	$ (1,663,674)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery) expense at the statutory tax rate	$ (545,885)	$ (449,192)
Items not deductible for tax and other	166,712	52,943
True-up	15,912	(287,716)
Change in unrecognized tax benefits	363,261	683,965
Income tax recovery	$ 0	$ 0